Non-controlling Interests (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	$ 15,193,739	$ 18,501,066	$ 21,624,399
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	7,587,140	7,814,358	8,377,672
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	2,520,768	6,223,423	9,887,477
Cerveceria Kunstmann S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	2,772,074	1,979,976	1,636,906
Compania Pisquera de Chile SA [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	1,154,401	954,046	790,152
Saenz Briones Cia. S.A.I.C. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	42,787	33,027	11,184
Distribuidora del Paraguay S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	1,431,158	906,728	255,683
Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A.
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	210,568	580,406	576,986
Other subsidiaries [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	$ 27,659	$ 9,102	$ 88,339